RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Schedule of Loan Balances with Related Parties
Balance, December 31,
2020	2019	Currency	Rate	Terms
CAD $	CAD $		%

3,839,459	4,047,119	USD	12% -18%	Unsecured, due on demand

18,546	—	Colombian Pesos	0%	Unsecured, due on demand

12,743	13,068	Argentine Pesos	18%	Unsecured, due on demand
3,870,748	4,060,187

Schedule of fair value of obligation to issue share purchase warrants was calculated using Black-Scholes model and weighted average assumptions

Share price at date of grant	$0.08
Exercise price	$0.09
Expected life	5 years
Expected volatility	174.99%
Risk free interest rate	1.49%
Expected dividend yield	0%
Expected forfeiture rate	0%

Schedule of Remuneration of Key Management
	2020	2019	2018
	$	$	$
Consulting fees paid to the CEO	468,300	204,000	165,605
Consulting fees paid to the COO	320,300	204,000	114,546
Consulting fees paid to the CFO	336,300	262,100	99,092
	1,124,900	670,100	379,243